Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating leases (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 213,000	$ 297,000
2018	90,000	272,000
2019	2,000	278,000
2020		240,000
Thereafter
Total	$ 305,000	$ 1,087,000